As filed with the Securities and Exchange Commission on September 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10405

Alpine Series Trust
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577
 (Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

Copy to:
Rose DiMartino
Attorney at Law
Willkie Farr & Gallagher
787 7th Avenue, 40th FL
New York, NY  10019

1-888-729-6633
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments
July 31, 2010 (Unaudited)

	Security
Shares	Description	Value

Common Stocks-84.2%
Automobiles & Components-2.6%
102,200	Hyundai Motor Co.	$12,871,373
109,789	Johnson Controls, Inc.	3,163,021
		16,034,394
Banks-2.2%
441,615	Banco do Brasil SA	7,633,100
90,454	Canadian Imperial Bank of Commerce	6,211,811
		13,844,911
Capital Goods-8.2%
720,900	Atlas Copco AB	11,792,578
100,100	FLSmidth & Co. A/S	7,130,181
392,179	General Electric Co.	6,321,925
171,389	Illinois Tool Works, Inc.	7,455,422
1,000,000	Mills Estruturas e Servicos de Engenharia SA (a)	8,585,399
142,877	United Technologies Corp.	10,158,555
		51,444,060
Commercial & Professional Services-4.2%
807,900	Covanta Holding Corp.	12,175,052
225,070	Healthcare Services Group, Inc.	5,028,064
719,419	Multiplus SA (a)	8,794,353
		25,997,469
Consumer Durables & Apparel-3.5%
608,300	JM AB	9,921,163
71,197	Snap-On, Inc.	3,180,370
225,287	Tupperware Brands Corp.	8,874,055
		21,975,588
Consumer Services-2.6%
478,686	Anhanguera Educacional Participacoes SA (a)	7,484,572
76,100	McDonald's Corp.	5,306,453
242,300	OPAP SA	3,583,806
		16,374,831
Diversified Financials-7.9%
1,500,000	Anglo Irish Bank Corp. PLC (a)(b)	0
879,190	Bank of America Corp.	12,343,828
326,900	JPMorgan Chase & Co.	13,167,532
1,062,630	KKR & Co. Guernsey LP (a)	9,616,801
243,700	NYSE Euronext	7,059,989
493,813	Och-Ziff Capital Management Group, LLC	6,784,991
		48,973,141
Energy-12.9%
85,137	Apache Corp.	8,137,394
52,861	Exxon Mobil Corp.	3,154,744
139,119	Frontline, Ltd.	4,257,041
486,204	General Maritime Corp.	2,717,880
1,495,500	Heritage Oil PLC (a)	9,628,328
117,913	Hess Corp.	6,318,958
282,754	Nordic American Tanker Shipping	8,109,385
131,780	Occidental Petroleum Corp.	10,269,616

204,520	Overseas Shipholding Group, Inc.	8,023,320
226,800	Petroleo Brasileiro SA - ADR	8,255,520
494,300	SeaDrill, Ltd.	11,471,792
		80,343,978
Food & Staples Retailing-1.2%
131,400	Cia Brasileira de Distribuicao Grupo Pao de Acucar	4,295,827
63,485	Wal-Mart Stores, Inc.	3,249,797
		7,545,624
Food, Beverage & Tobacco-1.7%
29,200	Danisco A/S	2,220,876
251,756	General Mills, Inc.	8,610,055
		10,830,931
Health Care Equipment & Services-1.9%
138,100	Covidien PLC	5,153,892
238,425	Meridian Bioscience, Inc.	4,580,144
131,200	Universal American Corp. (a)	2,196,288
		11,930,324
Household & Personal Products-4.9%
324,046	Avon Products, Inc.	10,087,552
78,200	Colgate-Palmolive Co.	6,176,236
1,105,072	Hypermarcas SA (a)	14,400,870
		30,664,658
Insurance-0.3%
103,466	Alterra Capital Holdings, Ltd.	2,002,067

Materials-2.8%
42,800	BHP Billiton, Ltd. - ADR	3,091,444
713,800	Mvelaphanda Resources, Ltd. (a)	4,277,761
757,900	Northam Platinum, Ltd.	4,571,138
91,571	Sonoco Products Co.	2,994,372
155,289	Weyerhaeuser Co.	2,518,788
		17,453,503
Media-1.8%
834,277	Regal Entertainment Group - Class A	11,137,598

Pharmaceuticals, Biotechnology & Life Sciences-6.6%
254,900	Abbott Laboratories	12,510,492
127,973	Merck & Co., Inc.	4,409,950
200,399	Pfizer, Inc.	3,005,985
272,608	Teva Pharmaceutical Industries, Ltd. - ADR	13,316,901
143,000	Valeant Pharmaceuticals International (a)	8,053,760
		41,297,088
Real Estate-1.2%
167,363	Annaly Capital Management, Inc.	2,912,116
254,300	Starwood Property Trust, Inc.	4,516,368
		7,428,484
Retailing-4.4%
172,200	Abercrombie & Fitch Co.	6,361,068
891,200	Bebe Stores, Inc.	5,302,640
176,432	Guess?, Inc.	6,298,622
316,600	Sears Canada, Inc.	8,007,004
39,006	TJX Companies, Inc.	1,619,529
		27,588,863
Semiconductors & Semiconductor Equipment-2.6%
459,400	Intel Corp.	9,463,640
221,916	Microchip Technology, Inc.	6,757,342
		16,220,982
Software & Services-1.8%
437,400	Microsoft Corp.	11,289,294

Technology Hardware & Equipment-2.7%
80,769	International Business Machines Corp.	10,370,740
174,761	QUALCOMM, Inc.	6,654,899
		17,025,639
Transportation-3.4%
444,063	China Shipping Development Co., Ltd.	652,874
1,069,250	Julio Simoes Logistica SA (a)	4,985,132
109,359	Norfolk Southern Corp.	6,153,631
1,204,600	Ryanair Holdings PLC (a)	5,988,700
49,049	United Parcel Service, Inc.	3,188,185
		20,968,522
Utilities-2.8%
311,800	ITC Holdings Corp.	17,691,532

	Total Common Stocks (Cost $530,738,438)	526,063,481

Short-Term Investments-6.8%
984	Alpine Municipal Money Market Fund, 0.25%	984
42,611,665	Federated Treasury Obligations Fund, 0.01% (c)	42,611,665
	Total Short-Term Investments (Cost $42,612,649)	42,612,649
	Total Investments (Cost $573,351,087) - 91.0%	568,676,130
	Other Assets in Excess of Liabilities - 9.0%	55,988,672
	TOTAL NET ASSETS 100.0%	$624,664,802

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.0% of the Fund's net assets.
(c) All or a portion of the shares have been committed as collateral for forward currency contracts.
AB - Aktiebolag is the Swedish equivalent of the term corporation.
ADR - American Depositary Receipt
A/S - Aktieselskab is the Danish name for a stock-based corporation.
Co. - Company
Corp. - Corporation
Inc. - Incorporated
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
PLC - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments
July 31, 2010 (Unaudited)

	Security
Shares	Description	Value

Common Stocks-95.3%
Aerospace & Defense-2.4%
750	United Technologies Corp.	$53,325

Beverages-4.8%
750	The Coca Cola Co.	41,333
1,000	PepsiCo, Inc.	64,910
		106,243
Capital Markets-1.6%
4,000	KKR & Co. Guernsey LP (a)	36,200

Chemicals-4.6%
700	Air Products & Chemicals, Inc.	50,805
575	Praxair, Inc.	49,922
		100,727
Commercial Banks-4.3%
1,542	Banco do Brasil SA	26,653
5,500	Banco Panamericano SA	27,925
4,250	Sterling Bancorp	41,480
		96,058
Construction & Engineering-2.6%
45,000	China State Construction International Holdings, Ltd.	19,640
800	Vinci SA	38,729
		58,369
Containers & Packaging-1.9%
1,250	Sonoco Products Co.	40,875

Diversified Financial Services-7.1%
2,850	Bank of America Corp.	40,014
120	CME Group, Inc.	33,456
1,000	JPMorgan Chase & Co.	40,280
1,500	NYSE Euronext	43,455
		157,205
Diversified Telecommunication Services-1.7%
2,750	Deutsche Telekom AG - ADR	36,795

Energy Equipment & Services-3.6%
650	Schlumberger, Ltd.	38,779
1,750	Seadrill, Ltd.	40,614
		79,393
Food & Staples Retailing-2.7%
1,250	Sysco Corp.	38,712
750	Walgreen Co.	21,413
		60,125
Food Products-7.2%
1,500	Archer-Daniels-Midland Co.	41,040
1,050	Campbell Soup Co.	37,695
1,450	General Mills, Inc.	49,589
500	The J.M. Smucker Co.	30,715
		159,039

Health Care Equipment & Supplies-3.5%
600	Becton, Dickinson & Co.	41,280
1,000	Medtronic, Inc.	36,970
		78,250
Household Durables-2.4%
1,175	Snap-On, Inc.	52,487

Household Products-4.4%
800	Kimberly-Clark Corp.	51,296
350	The Procter & Gamble Co.	21,406
700	WD-40 Co.	25,452
		98,154
Industrial Conglomerates-4.7%
750	3M Co.	64,156
1,050	Tyco International Ltd.	40,194
		104,350
IT Services-2.3%
400	International Business Machines Corp.	51,360

Machinery-2.2%
1,000	Dover Corp.	47,970

Media-2.1%
2,400	Comcast Corp. - Class A	46,728

Metals & Mining-3.5%
350	Cliffs Natural Resources, Inc.	19,800
2,050	Vale SA - ADR	56,990
		76,790
Oil, Gas & Consumable Fuels-5.4%
1,000	Chevron Corp.	76,210
1,400	El Paso Pipeline Partners LP	44,086
		120,296
Pharmaceuticals-2.1%
950	Abbott Laboratories	46,626

Road & Rail-4.3%
900	Norfolk Southern Corp.	50,643
5,500	Tegma Gestao Logistica SA	45,343
		95,986
Semiconductors & Semiconductor Equipment-5.9%
2,250	Applied Materials, Inc.	26,550
2,250	Intel Corp.	46,350
1,800	Linear Technology Corp.	57,384
		130,284
Software-2.1%
1,750	Microsoft Corp.	45,168

Specialty Retail-1.6%
1,000	Guess?, Inc.	35,700

Thrifts & Mortgage Finance-1.7%
3,950	Brookline Bancorp, Inc.	38,236

Water Utilities-2.6%
2,950	Aqua America, Inc.	57,496

	Total Common Stocks (Cost $1,987,121)	2,110,235

Short-Term Investments-3.1%
68,866	Federated Treasury Obligations Fund, 0.01%	68,866
	Total Short-Term Investments (Cost $68,866)	68,866
	Total Investments (Cost $2,055,987) - 98.4%	2,179,101
	Other Assets in Excess of Liabilities - 1.6%	34,360
	TOTAL NET ASSETS 100.0%	$2,213,461

Percentages are states as a percent of net assets.

(a) Non-income producing security.
ADR - American Depositary Receipts
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Co. - Company
Corp. - Corporation
Inc. - Incorporated
LP - Limited Partnership
Ltd. - Limited
SA - Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Dynamic Financial Services Fund

Schedule of Portfolio Investments
July 31, 2010 (Unaudited)

	Security
Shares	Description	Value

Common Stocks-106.5%
Capital Markets-19.2%
12,000	Artio Global Investors, Inc.	$192,840
30,850	BGC Partners, Inc.	167,207
20,000	Blackstone Group LP	223,000
43,033	Cowen Group, Inc. (a)	179,017
15,000	Fortress Investment Group LLC (a)	52,800
18,500	GFI Group, Inc.	108,965
2,000	Investment Technology Group, Inc. (a)	31,420
13,000	JMP Group, Inc.	91,650
1,000	Legg Mason, Inc.	28,890
25,100	MF Global Ltd. (a)	161,393
2,000	Och-Ziff Capital Management Group LLC	27,480
7,500	OptionsXpress Holdings, Inc. (a)	117,000
1,200	Piper Jaffray Companies, Inc. (a)	37,428
38,670	Sanders Morris Harris Group, Inc.	212,685
4,000	TradeStation Group, Inc. (a)	25,560
		1,657,335
Commercial Banks-55.9%
45,165	1st United Bancorp, Inc. (a)	336,027
3,000	American River Bankshares (a)	21,390
8,000	Banco do Estado do Rio Grande do Sul SA	69,093
53,940	Bank of Commerce Holdings	234,639
55,712	Bank of Virginia (a)	169,922
60,000	Banner Corp.	141,000
13,428	Barclays PLC (b)	70,123
14,000	Boston Private Financial Holdings, Inc.	92,540
15,000	California United Bank (a)	168,750
4,000	Cardinal Financial Corp.	40,880
23,800	Centerstate Banks, Inc.	209,916
27,837	Citizens First Corp. (a)	199,591
7,000	Columbia Banking System, Inc.	127,960
4,700	Community National Bank of the Lakeway Area (a)	10,575
73,000	Emirates NBD PJSC	49,688
10,000	Evans Bancorp, Inc.	130,000
25,000	First Bancorp of Puerto Rico (a)	14,125
4,000	First Business Financial Services, Inc.	37,800
80,000	First California Financial Group, Inc. (a)	224,000
1,260	First Community Bank Corp. of America (a)	2,715
10,000	FirstMerit Corp.	197,100
3,200	Guaranty Bancorp (a)	3,552
7,507	Hampton Roads Bankshares, Inc. (a)	8,258
37,000	National Bank of Greece SA - ADR	107,300
10,200	New Century Bancorp, Inc. (a)	59,007
2,000	North Valley Bancorp (a)	3,720
2,375	Old Point Financial Corp.	28,025

4,000	Oriental Financial Group, Inc.	56,640
12,500	Orrstown Financial Services, Inc.	286,250
12,042	Pacific Mercantile Bancorp (a)	46,362
18,276	Pacific Premier Bancorp, Inc. (a)	78,587
583	Popular, Inc. (a)	1,673
142,697	Republic First Bancorp, Inc. (a)	288,247
3,120	Rurban Financial Corp.	11,357
5,000	Savannah Bancorp, Inc.	48,750
100,000	Seacoast Banking Corp. of Florida (a)	136,000
38,750	Southern National Bancorp of Virginia, Inc. (a)	271,250
5,000	State Bancorp, Inc.	47,900
2,500	Sterling Bancorp	24,400
33,293	Sterling Bancshares, Inc.	172,791
6,000	Summit State Bank	41,700
500	Superior Bancorp (a)	890
152,347	Synovus Financial Corp.	399,148
22,663	Tidelands Bancshares, Inc. (a)	35,128
34,300	United Community Banks, Inc. (a)	106,330
2,430	Valley Commerce Bancorp (a)	15,795
1,974	Yadkin Valley Financial Corp. (a)	5,804
		4,832,698
Diversified Financial Services-15.7%
7,124	BM&F Bovespa SA	52,656
125,000	Bolsa Mexicana de Valores SA de CV	213,819
27,693	Citigroup, Inc. (a)	113,541
665	CME Group, Inc.	185,402
5,173	Interactive Brokers Group, Inc. (a)	85,613
4,315	IntercontinentalExchange, Inc. (a)	455,751
7,000	The NASDAQ OMX Group, Inc. (a)	136,290
4,000	NYSE Euronext	115,880
		1,358,952
Industrial Conglomerates-1.3%
7,000	General Electric Co.	112,840

Insurance-0.0%*
8,000	Majestic Capital, Ltd. (a)	1,922

Real Estate Investment Trusts-1.2%
4,400	Chatham Lodging Trust (a)	66,748
7,000	Felcor Lodging Trust, Inc. (a)	41,510
		108,258
Thrifts & Mortgage Finance-11.2%
24,101	Alliance Bancorp, Inc. of Pennsylvania	201,243
1,700	Astoria Financial Corp.	22,508
5,000	Central Federal Corp. (a)	5,950
2,144	Fidelity Bancorp, Inc.	11,342
5,895	First Pactrust Bancorp, Inc.	56,710
40,000	Flagstar Bancorp, Inc. (a)	128,400
8,481	HopFed Bancorp, Inc.	80,654
1,100	Parkvale Financial Corp.	8,536
50,000	Provident Financial Holdings, Inc.	307,500
20,000	Riverview Bancorp, Inc.	40,000
130,000	United Western Bancorp, Inc.	109,200
		972,043
Transportation Infrastructure-2.0%
13,000	CAI International, Inc. (a)	169,910

	Total Common Stocks (Cost $12,845,374)	9,213,958

Investment Companies-1.6%
1,950	Direxion Daily Financial Bear 3X Shares (a)	26,949
4,000	Direxion Daily Large Cap Bear 3X Shares (a)	58,320
2,500	ProShares UltraShort Financials (a)	50,000
	Total Investment Companies (Cost $331,194)	135,269

Short-Term Investments-0.0%*
847	Federated Treasury Obligations Fund, 0.01%	847
	Total Short-Term Investments (Cost $847)	847
	Total Investments (Cost $13,177,415) - 108.1%	9,350,074
	Liabilities in Excess of Other Assets - (8.1)%	(701,994)
	TOTAL NET ASSETS 100.0%	$8,648,080

Percentages are stated as a percent of net assets.

* Amount is less than 0.05%.
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.8% of the Fund's net assets.
ADR - American Depositary Receipt
Co. - Company
Corp. - Corporation
Inc. - Incorporated
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
NBD - National Bank of Dubai
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV - Sociedad Anonima de Capital Variable. It is the Spanish equivalent to Variable Capital Company.

Alpine Dynamic Innovators Fund

Schedule of Portfolio Investments
July 31, 2010 (Unaudited)

	Security
Shares	Description	Value

Common Stocks-100.3%
Aerospace & Defense-2.5%
4,000	Aerovironment, Inc. (a)	$95,640
10,000	Hexcel Corp. (a)	186,900
		282,540
Auto Components-5.8%
32,857	Westport Innovations, Inc. (a)	649,438

Chemicals-4.5%
7,000	Air Products & Chemicals, Inc.	508,060

Commercial Banks-2.5%
11,000	SunTrust Banks, Inc.	285,450

Computers & Peripherals-5.9%
5,000	Hewlett-Packard Co.	230,200
15,000	Stratasys, Inc. (a)	340,650
3,000	Synaptics, Inc. (a)	93,900
		664,750
Diversified Financial Services-2.0%
800	CME Group, Inc.	223,040

Diversified Telecommunication Services-1.2%
2,500	AboveNet, Inc. (a)	133,000

Electrical Equipment-6.3%
20,000	LSI Industries, Inc.	105,200
57,000	PowerSecure International, Inc. (a)	596,790
		701,990
Electronic Equipment, Instruments & Components-13.8%
21,000	FLIR Systems, Inc. (a)	624,960
13,000	Itron, Inc. (a)	845,910
6,975	MOCON, Inc.	74,912
		1,545,782
Health Care Equipment & Supplies-12.2%
10,000	ABIOMED, Inc. (a)	110,900
4,000	Alcon, Inc.	620,320
5,000	Alere, Inc. (a)	140,650
10,000	Alphatec Holdings, Inc. (a)	42,300
1,400	Intuitive Surgical, Inc. (a)	459,718
		1,373,888
Health Care Providers & Services-7.5%
10,000	Bio-Reference Laboratories, Inc. (a)	209,700
3,000	HMS Holdings Corp. (a)	168,960
8,000	MEDNAX, Inc. (a)	377,200
4,226	RehabCare Group, Inc. (a)	89,549
		845,409

Health Care Technology-0.8%
5,000	Allscripts-Misys Healthcare Solutions, Inc. (a)	83,450

Internet & Catalog Retail-8.0%
4,000	Priceline.com, Inc. (a)	897,600

Internet Software & Services-3.0%
700	Google, Inc. - Class A (a)	339,395

Life Sciences Tools & Services-6.1%
1,000	Bio-Rad Laboratories, Inc. - Class A (a)	88,800
4,000	Charles River Laboratories International, Inc. (a)	124,320
11,000	Life Technologies Corp. (a)	472,890
		686,010
Machinery-6.4%
4,000	Flowserve Corp.	396,640
25,000	ISE, Ltd. (a)(b)	9,119
5,391	Middleby Corp. (a)	310,036
		715,795
Pharmaceuticals-0.6%
20,000	Penwest Pharmaceuticals Co. (a)	67,600

Semiconductors & Semiconductor Equipment-3.3%
15,000	DSP Group, Inc. (a)	104,700
6,000	Veeco Instruments, Inc. (a)	259,800
		364,500
Software-7.9%
16,400	ANSYS, Inc. (a)	737,180
2,000	Quality Systems, Inc.	109,840
8,000	Scientific Learning Corp. (a)	41,760
		888,780
	Total Common Stocks (Cost $11,218,482)	11,256,477

Short-Term Investments-0.0%*
433	Federated Treasury Obligations Fund, 0.01%	433
	Total Short-Term Investments (Cost $433)	433
	Total Investments (Cost $11,218,915) - 100.3%	11,256,910
	Liabilities in Excess of Other Assets - (0.3)%	(33,222)
	TOTAL NET ASSETS 100.0%	$11,223,688

Percentages are states as a percent of net assets.

* Amount is less than 0.05%.
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.1% of the Fund's net assets.
Co. - Company
Corp. - Corporation
Inc. - Incorporated
Ltd. - Limited

Alpine Dynamic Transformations Fund

Schedule of Portfolio Investments
July 31, 2010 (Unaudited)

	Security
Shares	Description	Value

Common Stocks-94.5%
Aerospace & Defense-3.1%
1,500	Aerovironment, Inc. (a)	$35,865
4,000	BE Aerospace, Inc. (a)	117,600
		153,465
Air Freight & Logistics-3.7%
3,100	Atlas Air Worldwide Holdings, Inc. (a)	181,288

Auto Components-12.1%
6,000	Autoliv, Inc. (a)	344,640
19	Continental AG (a)	1,212
4,063	Tenneco, Inc. (a)	112,139
6,897	Westport Innovations, Inc. (a)	137,181
		595,172
Commercial Banks-2.3%
1,000	PNC Financial Services Group, Inc.	59,390
1,991	Wells Fargo & Co.	55,210
		114,600
Commercial Services & Supplies-0.6%
6,000	EnergySolutions, Inc.	30,180

Computers & Peripherals-5.1%
3,000	Hewlett-Packard Co.	138,120
5,000	Stratasys, Inc. (a)	113,550
		251,670
Diversified Financial Services-6.3%
10,000	Bank of America Corp.	140,400
600	CME Group, Inc.	167,280
		307,680
Electronic Equipment, Instruments & Components-3.0%
4,940	FLIR Systems, Inc. (a)	147,014

Health Care Equipment & Supplies-16.4%
5,000	ABIOMED, Inc. (a)	55,450
3,000	Edwards Lifesciences Corp. (a)	173,400
50,000	HearUSA, Inc. (a)	47,500
1,000	Intuitive Surgical, Inc. (a)	328,370
3,500	Teleflex, Inc.	198,345
		803,065
Health Care Providers & Services-6.5%
3,305	Emergency Medical Services Corp. (a)	147,866
8,000	RehabCare Group, Inc. (a)	169,520
		317,386
Hotels, Restaurants & Leisure-2.5%
5,000	Starbucks Corp.	124,250

Household Durables-4.3%
3,000	Pulte Homes, Inc. (a)	26,340
3,000	Ryland Group, Inc.	48,960
3,000	Snap-On, Inc.	134,010
		209,310
Industrial Conglomerates-3.4%
10,300	General Electric Co.	166,036

Internet & Catalog Retail-6.9%
1,500	Priceline.com, Inc. (a)	336,600

Internet Software & Services-2.0%
200	Google, Inc. - Class A (a)	96,970

Machinery-6.8%
800	Cummins, Inc.	63,688
7,000	Pall Corp.	267,680
		331,368
Oil, Gas & Consumable Fuels-6.6%
372	Apache Corp.	35,556
2,000	CONSOL Energy, Inc.	74,960
3,000	Walter Energy, Inc.	213,900
		324,416
Pharmaceuticals-0.3%
554	Warner Chilcott PLC - Class A (a)	14,182

Real Estate Investment Trusts-0.4%
1,095	Walter Investment Management Corp.	18,911

Semiconductors & Semiconductor Equipment-2.2%
20,000	Conexant Systems, Inc. (a)	41,200
10,000	GT Solar International, Inc. (a)	64,800
		106,000

	Total Common Stocks (Cost $3,912,333)	4,629,563

Short-Term Investments-6.0%
293,039	Federated Treasury Obligations Fund, 0.01%	293,039
	Total Short-Term Investments (Cost $293,039)	293,039
	Total Investments (Cost $4,205,372) - 100.5%	4,922,602
	Liabilities in Excess of Other Assets - (0.5)%	(25,586)
	TOTAL NET ASSETS 100.0%	$4,897,016

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
Co. - Company
Corp. - Corporation
Inc. - Incorporated
PLC - Public Limited Company

Alpine Dynamic Balance Fund

Schedule of Portfolio Investments
July 31, 2010 (Unaudited)

	Security
Shares	Description	Value

Common Stocks-70.7%
Aerospace & Defense-1.0%
15,000	Honeywell International, Inc.	$642,900

Auto Components-2.8%
30,500	Autoliv, Inc. (a)	1,751,920

Capital Markets-1.6%
25,900	State Street Corp.	1,008,028

Chemicals-1.7%
3,200	Air Products & Chemicals, Inc.	232,256
5,000	PPG Industries, Inc.	347,350
25,000	RPM International, Inc.	469,250
		1,048,856
Commercial Banks-5.0%
18,000	Bancorp Rhode Island, Inc.	525,420
10,000	Pacific Continental Corp.	91,400
5,000	PNC Financial Services Group, Inc.	296,950
391	Popular, Inc. (a)	1,122
7,495	Southside Bancshares, Inc.	142,105
2,293	Susquehanna Bancshares, Inc.	19,834
31,500	Valley National Bancorp	457,065
69,501	Webster Financial Corp.	1,295,499
10,432	Wells Fargo & Co.	289,279
		3,118,674
Commercial Services & Supplies-1.0%
27,500	McGrath RentCorp	641,300

Construction Materials-0.8%
19,199	Eagle Materials, Inc.	469,608

Consumer Finance-0.4%
8,800	The Student Loan Corp.	220,880

Diversified Financial Services-6.6%
63,041	Bank of America Corp.	885,096
143,670	Citigroup, Inc. (a)	589,047
2,600	CME Group, Inc.	724,880
45,600	JPMorgan Chase & Co.	1,836,768
10,406	Medallion Financial Corp.	72,946
		4,108,737
Electric Utilities-2.3%
51,000	Allegheny Energy, Inc.	1,162,800
6,900	American Electric Power Co., Inc.	248,262
		1,411,062
Electrical Equipment-2.6%
25,000	AMETEK, Inc.	1,106,750
10,700	Emerson Electric Co.	530,078
		1,636,828

Food & Staples Retailing-2.9%
20,000	CVS Caremark Corp.	613,800
20,000	Sysco Corp.	619,400
20,000	Walgreen Co.	571,000
		1,804,200
Food Products-0.7%
9,000	Kellogg Co.	450,450

Health Care Equipment & Supplies-3.3%
4,000	Alcon, Inc.	620,320
8,600	Becton, Dickinson & Co.	591,680
15,000	Teleflex, Inc.	850,050
		2,062,050
Health Care Providers & Services-1.0%
13,000	MEDNAX, Inc. (a)	612,950

Hotels, Restaurants & Leisure-0.7%
10,000	Darden Restaurants, Inc.	418,900

Household Durables-1.4%
20,000	Hovnanian Enterprises, Inc. - Class A (a)	87,400
28,000	Lennar Corp. - Class A	413,560
30,000	Pulte Homes, Inc. (a)	263,400
32,000	Standard Pacific Corp. (a)	128,000
		892,360
Household Products-0.9%
4,000	Clorox Co.	259,520
4,000	Colgate-Palmolive Co.	315,920
		575,440
Industrial Conglomerates-3.3%
10,000	3M Co.	855,400
74,600	General Electric Co.	1,202,552
		2,057,952
Insurance-0.8%
20,000	Ambac Financial Group, Inc. (a)(b)	16,702
5,000	Chubb Corp.	263,150
12,227	Fidelity National Financial, Inc. - Class A	180,593
		460,445
IT Services-2.3%
5,374	Fidelity National Information Services, Inc. - Class A	154,073
10,000	International Business Machines Corp.	1,284,000
		1,438,073
Machinery-2.2%
14,800	Lincoln Electric Holdings, Inc.	817,256
12,000	PACCAR Inc.	549,840
		1,367,096
Media-0.2%
7,692	CBS Corporation - Class B	113,688

Oil, Gas & Consumable Fuels-5.7%
59,000	CONSOL Energy, Inc.	2,211,320
8,000	El Paso Pipeline Partners LP	251,920
13,000	Hess Corp.	696,670
20,000	Penn Virginia Corp.	380,000
		3,539,910
Pharmaceuticals-3.6%
7,000	Abbott Laboratories	343,560
27,000	Johnson & Johnson	1,568,430
10,000	Sanofi-Aventis SA - ADR	291,400
1,384	Warner Chilcott PLC - Class A (a)	35,430
		2,238,820

Real Estate Investment Trusts-9.6%
20,000	Annaly Capital Management, Inc.	348,000
13,000	Boston Properties, Inc.	1,064,700
100,000	CBL & Associates Properties, Inc.	1,407,000
13,804	Developers Diversified Realty Corp.	156,675
46,357	DiamondRock Hospitality Co.	430,193
4,286	DuPont Fabros Technology, Inc.	108,179
12,700	ProLogis	137,922
23,823	Simon Property Group, Inc.	2,125,487
20,000	Two Harbors Investment Corp.	168,600
		5,946,756
Real Estate Management & Development-0.2%
8,433	Forestar Group, Inc. (a)	135,856

Road & Rail-1.4%
15,000	Norfolk Southern Corp.	844,050

Semiconductors & Semiconductor Equipment-0.5%
10,000	Microchip Technology, Inc.	304,500

Specialty Retail-0.1%
8,100	Tandy Leather Factory, Inc.	34,830

Thrifts & Mortgage Finance-1.2%
75,600	Federal National Mortgage Association (a)(b)	29,333
8,433	Guaranty Financial Group, Inc. (a)	135
31,500	New York Community Bancorp, Inc.	543,690
12,934	Ocwen Financial Corp. (a)	136,583
		709,741
Trading Companies & Distributors-1.8%
15,000	WESCO International, Inc. (a)	538,950
5,000	WW Grainger, Inc.	560,050
		1,099,000

Water Utilities-1.1%
26,200	SJW Corp.	652,118

	Total Common Stocks (Cost $50,322,642)	43,817,978

Investment Companies-0.4%
8,000	Direxion Daily Technology Bull 3X Shares	243,120
	Total Investment Companies (Cost $358,050)	243,120
Principal Amount

Bonds and Notes-17.5%
U.S. Treasury Bonds-14.1%
3,000,000	6.000%, 02/15/2026	3,887,814
4,000,000	5.250%, 11/15/2028	4,825,624
		8,713,438
U.S. Treasury Notes-3.4%
2,000,000	5.000%, 08/15/2011	2,097,422

	Total Bonds and Notes (Cost $10,308,977)	10,810,860

Shares
	Short-Term Investments-11.2%
6,936,127	Federated Treasury Obligations Fund, 0.01%	6,936,127
	Total Short-Term Investments (Cost $6,936,127)	6,936,127
	Total Investments (Cost $67,925,796) - 99.8%	61,808,085
	Other Assets in Excess of Liabilities - 0.2%	144,824
	TOTAL NET ASSETS 100.0%	$61,952,909

	Percentages are states as a percent of net assets.

	(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.1% of the Fund's net assets.
	ADR - American Depositary Receipt
Co. - Company
	Corp. - Corporation
	Inc. - Incorporated
	LP - Limited Partnership
	PLC - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law.

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations. In computing the Funds’ net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-thecounter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ net asset values are not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security as of the close of the regular trading on the NYSE (normally, 4:00pm Eastern time) the security will be priced

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or  guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ net asset values may differ from quoted or official closing prices. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

As of July 31, 2010, the Dynamic Dividend Fund, Dynamic Financial Services Fund, Dynamic Innovators Fund and Dynamic Balance Fund held securities that are fair valued, which comprised 0.0%, 0.8%, 0.1% and 0.1%, respectively, of each Fund’s net assets.

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
     Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

     Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds' investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Funds' net assets as of July 31, 2010:
		Dynamic Dividend Fund		Accelerating Dividend Fund	Dynamic Financial Services Fund	Dynamic Innovators Fund	Dynamic Transformations Fund	Dynamic Balance Fund
Level 1:
	Common Stocks
	Consumer Discretionary	$ 89,930,904		$ 82,428	$ -	$ 897,600	$ 994,141	$ 3,211,698
	Consumer Staples	44,745,386		423,562	-	-	-	2,830,090
	Energy	68,872,185		159,075	-	-	110,516	3,539,910
	Financials	56,419,990		291,499	8,659,841	508,490	441,191	15,663,083
	Health Care	53,227,412		124,876	-	3,166,197	1,134,633	4,913,820
	Industrials	95,601,722		412,487	282,750	2,340,644	1,133,528	8,289,126
	Information Technology	44,535,915		226,812	-	3,693,367	601,654	1,742,572
	Materials	17,453,503		218,392	-	508,060	213,900	1,518,464
	Telecommunication Services	-		-	-	133,000	-	-
	Utilities	17,691,532		57,495	-	-	-	2,063,180
	Investment Companies	-		-	135,269	-	-	243,120
	Short-Term Investments	42,612,649		68,866	847	433	293,039	6,936,127
Level 2:
	Bonds and Notes	-		-	-	-	-	10,810,860
	Common Stocks
	Consumer Staples	4,295,827		-	-	-	-	-
	Energy	11,471,792		40,614	-	-	-	-
	Financials	15,828,613		36,200	271,367	-	-	46,035
	Industrials	5,988,700		-	-	9,119	-	-
	Telecommunication Services	-		36,795	-	-	-	-
Level 3:
	Common Stocks
	Financials	0	(1)	-	-	-	-	-
Total Investments		$ 568,676,130		$ 2,179,101	$ 9,350,074	$ 11,256,910	$ 4,922,602	$ 61,808,085

Level 2:
	Forward Currency Contracts *	$ (2,245,905)		$ -	$ -	$ -	$ -	$ -

	* Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instrument. These instruments are not reflected in the Schedule of Portfolio Investments.

(1) During the nine months ended July 31, 2010, the Dynamic Dividend Fund held one security which was categorized in level 3: Anglo Irish Bank Corp. PLC. The fair value of this security at July 31, 2010 was $0. There were no transactions in this security during the nine months ended July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

Dynamic Dividend Fund
Cost of investments	$586,247,850
Gross unrealized appreciation	56,851,452
Gross unrealized depreciation	(74,423,172)
Net unrealized depreciation	($ 17,571,720)

Accelerating Dividend Fund
Cost of investments	$2,055,987
Gross unrealized appreciation	197,350
Gross unrealized depreciation	(74,236)
Net unrealized appreciation	$ 123,114

Dynamic Financial Services Fund
Cost of investments	$13,461,672
Gross unrealized appreciation	673,852
Gross unrealized depreciation	(4,785,450)
Net unrealized depreciation	($ 4,111,598)

Dynamic Innovators Fund
Cost of investments	$11,218,915
Gross unrealized appreciation	1,805,322
Gross unrealized depreciation	(1,767,327)
Net unrealized appreciation	$ 37,995

Dynamic Transformations Fund
Cost of investments	$4,205,372
Gross unrealized appreciation	1,138,022
Gross unrealized depreciation	(420,792)
Net unrealized appreciation	$ 717,230

Dynamic Balance Fund
Cost of investments	$67,952,508
Gross unrealized appreciation	8,432,671
Gross unrealized depreciation	(14,577,094)
Net unrealized depreciation	($ 6,144,423)

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Series Trust

By (Signature and Title) /s/Samuel A. Lieber
                                                Samuel A.Lieber, President

Date   September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber
                                                   Samuel A.Lieber, President

Date September 24, 2010

By (Signature and Title)* /s/Ronald G. Palmer
                                                  Ronald G. Palmer, Jr., Chief Financial Officer

Date September 24, 2010

* Print the name and title of each signing officer under his or her signature.